Equity (Tables)	6 Months Ended
Apr. 30, 2025
Equity [Abstract]
Summary of Classes of Share Capital
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and six months ended April 30, 2025 and

April 30, 2024.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the six months ended

April 30, 2025 April 30, 2024 April 30, 2025 April 30, 2024
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,752,200 $ 25,528 1,772,819 $ 25,318 1,750,272 $ 25,373 1,791,422 $ 25,434
Proceeds from shares issued on exercise
of stock options 592 44 351 24 945 69 988 66
Shares issued as a result of dividend
reinvestment plan – – 1,632 132 1,575 130 3,298 269
Purchase of shares for cancellation and other (30,001) (436) (15,218) (217) (30,001) (436) (36,124) (512)
Balance as at end of period – common shares 1,722,791 $ 25,136 1,759,584 $ 25,257 1,722,791 $ 25,136 1,759,584 $ 25,257
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 71,650 $ 3,400 143,650 $ 5,200 91,650 $ 3,900 143,650 $ 5,200
Redemption of shares 1 – – (14,000) (350) (20,000) (500) (14,000) (350)
Balance as at end of period 71,650 $ 3,400 129,650 $ 4,850 71,650 $ 3,400 129,650 $ 4,850
Other Equity Instruments
2
Balance as at beginning of period 6,501 $ 7,738 5,000 $ 5,653 5,751 $ 6,988 5,000 $ 5,653
Issue of limited recourse capital notes 3 – – – – 750 750 – –
Balance as at end of period 6,501 7,738 5,000 5,653 6,501 7,738 5,000 5,653
Balance as at end of period – preferred

shares
and other equity instruments 78,151 $ 11,138 134,650 $ 10,503 78,151 $ 11,138 134,650 $ 10,503
Treasury – common shares 4
Balance as at beginning of period 458 $ (38) 678 $ (58) 213 $ (17) 748 $ (64)
Purchase of shares

34,066 (2,880) 26,749 (2,154) 78,941 (6,384) 64,179 (5,250)
Sale of shares (34,211) 2,892 (27,146) 2,188 (78,841) 6,375 (64,646) 5,290
Balance as at end of period – treasury
– common shares 313 $ (26) 281 $ (24) 313 $ (26) 281 $ (24)
Treasury – preferred shares and
other equity instruments 4
Balance as at beginning of period 549 $ (51) 160 $ (27) 163 $ (18) 142 $ (65)
Purchase of shares and other equity instruments

989 (267) 1,565 (153) 3,442 (1,387) 3,239 (251)
Sale of shares and other equity instruments (1,397) 290 (1,587) 172 (3,464) 1,377 (3,243) 308
Balance as at end of period – treasury
– preferred shares and other equity

instruments
141 $ (28) 138 $ (8) 141 $ (28) 138 $ (8)
On January 31, 2025, the Bank redeemed all of its 20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 5 (“Series 5 Preferred
Shares”), at a redemption price of $ 25.00

per Series 5 Preferred Share, for a total redemption cost of approximately $
500

million.
2

For Other Equity Instruments, the number of shares represents the number of notes issued.
3

On December 18, 2024, the Bank issued $
750

million
5.909
% Fixed Rate Reset Limited Recourse Capital Notes, Series 5 NVCC (the “LRCNs”). The LRCNs

will bear interest at a rate of
5.909

per cent annually, payable quarterly,

for the initial period ending on, but excluding, January 1, 2030. Thereafter, the interest rate on the LRCNs will reset every
five years

at a rate
equal to the prevailing Government of Canada Yield plus 3.10 per cent. The LRCNs will mature on January 1, 2085. Concurrently with the issuance of the LRCNs, the

Bank issued
750,000

Non-Cumulative
5.909
% Fixed Rate Reset Preferred Shares, Series 32 NVCC (“Preferred Shares Series 32”). The Preferred

Shares Series 32 are eliminated on the Bank’s
Consolidated Financial Statements.
4

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.